NOTE 7 - SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
NOTE 7 - SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company analyzed its operations subsequent to December 31, 2021 to the date these financial statements were issued, and determined it does not have any material subsequent events to disclose in these financial statements.

A B T I Pharma [Member]
NOTE 7 - SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure.